2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Significant Accounting Policies Details Narrative
Total number of potentially dilutive shares of common stock excluded from basic net loss per share	9,135,500	9,223,000
Short-term investments	$ 4,916,421	$ 0